Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). In our opinion, the information furnished reflects all adjustments, all of which are of a normal and recurring nature, necessary for a fair presentation of the financial position and results of operations for the reported interim periods. We consider events or transactions that occur after the balance sheet date but before the condensed consolidated financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The results of operations for interim periods are not necessarily indicative of results to be expected for the full year or any other interim period. These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements, including the related notes thereto, for the year ended December 31, 2025.
There were no changes to the Company’s significant accounting policies during the six months ended June 30, 2026, other than noted below.
Deferred Offering Costs
The Company capitalizes legal, accounting, and other professional fees directly related to the Concurrent PIPE Financing (as defined below) and merger, which are recorded within prepaid expenses and other current assets on the condensed consolidated balance sheets and are expensed or charged against additional paid-in
capital, as applicable, upon closing of the merger transaction and Concurrent PIPE Financing.
Recently Issued Accounting Standards Not Yet Adopted
In November 2024, the FASB issued ASU
2024-03,
Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
, or ASU
2024-03
,
which requires public business entities to disclose specified information about certain costs and expenses on an interim and annual basis. ASU
2024-03
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. Obsidian Sub is currently evaluating the impact that adoption of ASU
2024-03
will have on its consolidated financial statements and related disclosures.
In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2025-12,
Codification Improvements, which includes amendments to Accounting Standards Codification, or ASC, 260, Earnings Per Share. The amendments clarify guidance related to the calculation of diluted earnings per share when an entity reports a loss from continuing operations, including the evaluation of the effect of potential common shares. ASU
2025-12
is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual periods, and are required to be applied retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of ASU
2025-12
on its consolidated financial statements and related disclosures.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standard Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses, and disclosures. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, research and development expenses, fair value of common stock and any resulting equity-based compensation expense, and income taxes. The Company evaluates its estimates and assumptions on an ongoing basis. All revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Actual results could differ from the Company’s estimates.
Cash and Cash Equivalents
The Company considers all highly liquid investments that are readily convertible into cash with original maturities three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at fair value.
Marketable Securities
Marketable securities consist of U.S. treasuries with maturities greater than three months. The Company classifies all of its marketable securities as available for sale based upon its intent with regard to such investments. The Company classifies marketable securities as short term when their remaining contractual maturities are one year or less from the balance sheet date, and as long term when the marketable security has a remaining contractual maturity of more than one year from the balance sheet date.
The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in interest income. Dividends are also included in interest and other income.
The Company periodically reviews its investments for impairment based on a security-specific analysis as of each balance sheet date. If the fair value of a security is below its amortized cost, the Company first assesses whether it intends to sell the security or is more likely than not required to sell it before recovery of its amortized cost. If neither condition is met, the Company evaluates whether a portion of the decline is attributable to credit loss. Any credit-related impairment is recorded as an allowance for credit losses through earnings, with non-credit-related
unrealized losses recorded in other comprehensive income (loss). The Company did not recognize any credit loss relating to its investments for the years ended December 31, 2025 or 2024.
Segment Information
The Company manages its operations as a single segment for the purpose of assessing performance and making operating decisions. The Company is developing therapeutic treatments for cancer-related diseases. The Company has determined that its chief operating decision maker is its Chief Executive Officer. The Company’s chief operating decision maker reviews the Company’s financial information on an aggregated basis for purposes of allocating resources and assessing financial performance. All of the Company’s tangible assets are located in the United States and all of the Company’s historical collaboration revenue was derived from its collaboration partners headquartered in the United States.
Concentration of Credit Risk and of Significant Suppliers
Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash, cash equivalents, and marketable securities. The Company limits its exposure to credit loss by placing its cash with major financial institutions and invests only in short-term obligations. The deposits, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company has no significant off-balance
sheet concentrations of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.
The Company is dependent on third-party manufacturers to supply certain products for research and development activities in its programs. Certain key raw materials can be difficult to acquire on a consistent basis. If the Company cannot access adequate supply sources its programs could be adversely affected by an interruption in the availability of these raw materials.
Restricted Cash
The Company has restricted cash in the form of letters of credit which are held in interest bearing money market accounts as collateral for the Company’s Cambridge, Massachusetts, and Bedford, Massachusetts leases. The Company has classified both money market accounts collateralizing the letters of credit issued as long-term restricted cash on its consolidated balance sheets as the remaining term of each lease exceeds twelve months as of December 21, 2025 and 2024.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Laboratory equipment	5 years
Leasehold improvements	Shorter of the lease term or estimated useful life
Furniture and fixtures	5 years
Computer software	3 years
Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheets and any resulting gains or losses are included in the consolidated statements of operations in the period of disposals.

Impairment of Long-Lived Assets
Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated. Impairment charges are recognized at the amount by which the carrying amount of an asset exceeds the fair value of the asset. There were no impairments for the years ended December 31, 2025 or 2024.
Leases
In accordance with ASU
2016-02,
Leases
(“ASC 842”), the Company determines whether an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date, when control of the underlying asset is transferred from the lessor to the lessee, as operating or finance leases and records a right of use (“ROU”) asset and a lease liability on the consolidated balance sheets for all leases with an initial lease term of greater than 12 months. The Company has elected to not recognize leases with a lease term of 12 months or less, and payments are recognized as expense on a straight-line basis over the lease term.
The Company enters into contracts that contain both lease and non-lease
components.
Non-lease
components may include maintenance, utilities, and other operating costs. For leases of real estate, the Company combines the lease and associated non-lease
components in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use
assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Finance and operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease if readily determinable. If the rate implicit is not readily determinable, the Company utilizes its incremental borrowing rate, which reflects the fixed rate at which the Company could borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. ROU assets are further adjusted for initial direct costs, prepaid rent, or incentives received. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Finance lease assets are amortized to depreciation expense using the straight-line method over the shorter of the useful life of the related asset or the lease term. Finance lease payments are bifurcated into (i) a portion that is recorded as interest expense using the effective interest method and (ii) a portion that reduces the finance liability associated with the lease.
In addition, the Company examines other contracts with suppliers, vendors and outside parties to identify whether such contracts contain an embedded lease and, as applicable, accounts for such embedded leases in accordance with ASC 842.
Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:
Level 1
- Quoted prices in active markets for identical assets or liabilities.
Level 2
- Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
Level 3
- Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.
The Company’s preferred stock warrant liability is carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above. The carrying values of the Company’s accounts payable and accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these liabilities.
Redeemable Convertible Preferred Stock
The Company’s redeemable convertible preferred stock is classified as temporary equity in the accompanying consolidated balance sheets and excluded from stockholders’ deficit as the potential redemption of such stock is outside the Company’s control. Costs incurred in connection with the issuance of redeemable convertible preferred stock are recorded as a reduction of gross proceeds from issuance.
The Company did not accrete the carrying values of the preferred stock to the redemption values since the occurrence of either a merger or consolidation; or a sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, of all, or substantially all, of the Company’s assets or intellectual property of the Company (a “Deemed Liquidation Event”) was not considered probable as of December 31, 2025 or 2024. Subsequent adjustments of the carrying values to the ultimate redemption values will be made only when it becomes probable that these events will occur. In the event of such a Deemed Liquidation Event, the proceeds from the event are distributed in accordance with the liquidation preferences, provided that the holders of preferred stock have not converted their shares into common stock.
Collaboration Agreements
The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808,
Collaborative Arrangements
(“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. When the Company has concluded that a collaborator meets the definition of a customer the Company follows the guidance in ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”).
Revenue Recognition
Under ASC 606, the Company recognizes revenue associated with collaboration agreements when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

The Company assesses the goods or services promised within each contract and determines those that are performance obligations. The Company’s collaboration agreements typically consist of promises to transfer licenses to the Company’s intellectual property, research and development services, and related supporting activities.
The Company assesses whether each promised good or service is distinct for the purpose of identifying the performance obligations in the contract. This assessment involves subjective determinations and requires management to make judgments about the individual promised goods or services, including the significance of the Company’s integration service, the interdependency of their utility, and the customer’s ability to derive their intended benefit from the contract and whether such are separable from the other aspects of the contractual relationship. Promised goods and services are considered distinct provided that: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (that is, the good or service is capable of being distinct) and (ii) the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (that is, the promise to transfer the good or service is distinct within the context of the contract). In assessing whether a promised good or service is distinct, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the customer and the availability of similar services in the general marketplace. If a promised good or service is not distinct, an entity is required to combine that good or service with other promised goods or services until it identifies a bundle of goods or services that is distinct.
When an arrangement includes a customer option for additional goods or services, the Company assesses whether the option provides the customer with a material right. A material right is an option to purchase the underlying goods and services at a price below their standalone selling price that the customer would not have received had it not entered into the initial contract. When an option is deemed to provide a material right to the customer, it is accounted for as a separate performance obligation.
The transaction price is the sum of fixed and estimated variable consideration. Variable consideration is estimated using the most likely amount or expected value method to determine the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods or services to a customer. The amount of variable consideration included in the transaction price is constrained to the amount for which it is probable that a significant reversal of cumulative revenue recognized will not occur. At each reporting date, the Company re-evaluates
the estimate of variable consideration and the constraint.
When arrangements include development and regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. Milestone payments triggered by events that have significant uncertainty and are not within the Company’s control such as regulatory approvals, are not considered probable of being achieved until those approvals are received and are excluded from the transaction price.
For arrangements with licenses of intellectual property, where the license is deemed to be the predominant item to which the royalties relate, the Company utilizes the royalty exception and recognizes revenue and sales-based royalties and milestones at the later of (i) when the related sales occur, or (ii) upon satisfaction of the related performance obligation.
In determining the transaction price, the Company adjusts consideration for the effects of the time value of money if the timing of payments provides the Company with a significant benefit of financing. If the expectation at contract inception is such that the period between the transfer of the promised goods or services to the customer and the payment by the customer will be one year or less, the Company will elect the practical expedient provided by ASC 606 to forego this assessment and conclude a significant financing component does not exist.

Variable consideration may be allocated to a single performance obligation or a subset of distinct goods or services within a series performance obligation if the variable consideration is both earned by the efforts or outcomes of transferring the service and the allocation objective it met. The remaining transaction price is allocated to the identified performance obligations in proportion to their standalone selling prices (“SSP”) on a relative SSP basis. SSP is determined at contract inception using an approach that maximizes the use of available inputs and may include the adjusted market assessment or cost-plus margin approach. The SSP estimate is not updated to reflect changes between contract inception and when the performance obligations are satisfied. Determining the SSP for performance obligations may require significant judgment, including consideration market conditions, entity-specific pricing strategies, and observable data points on expected costs and profit margins.
The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when, or as, each performance obligation is satisfied, either at a point in time or over time, and if over time, recognition is based on the measure of progress that most faithfully depicts our performance towards transferring the related goods and services. The estimate of the Company’s measure of progress is updated at each reporting date.
The Company records amounts as accounts receivable when the right to consideration is deemed unconditional. When consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services to the customer, a contract liability, which the Company refers to as deferred revenue, is recorded.
Research and Development and Manufacturing Contract Costs and Accruals
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including costs for salaries and bonuses, employee benefits, subcontractors, facility-related expenses, depreciation, stock-based compensation, third-party license fees, laboratory supplies, and external costs of outside vendors engaged to conduct discovery and preclinical development activities as well as to begin to manufacture materials for upcoming clinical trials.
Nonrefundable advance payments for goods or services to be provided in the future for use in research and development activities are recorded as prepaid expenses. Such prepaid expenses are recognized as an expense when the goods have been delivered or the related services have been performed, or when it is no longer expected that the goods will be delivered, or the services rendered.
Upfront payments under license agreements are expensed as research and development expense upon receipt of the license, and annual maintenance fees under license agreements are expensed in the period in which they are incurred. Contingent milestone payments are recognized when the related contingency is resolved and the amounts are paid or become payable.
The Company has entered into various research, development and manufacturing contracts with research institutions and other companies. These agreements are generally cancelable, and related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research, development and manufacturing costs. When billing terms under these contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations to those third parties as of period end. Any accrual estimates are based on a number of factors, including the Company’s knowledge of the progress towards completion of the research, development and manufacturing activities, invoicing to date under the contracts, communication from the research institutions and other companies of any actual costs incurred during the period that have not yet been invoiced and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company.

Patent Costs
For the periods ended December 31, 2025 and 2024, costs associated with successful and pending applications of patents and trademarks are recognized as general and administrative expenses as incurred.
Stock-Based Compensation
The Company measures stock-based awards granted to employees, nonemployees and directors based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. Forfeitures are accounted for as they occur. Generally, the Company issues stock-based awards in the form of stock options with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has also issued stock-based awards in the form of stock options with both performance and service-based vesting conditions. The Company records the expense for stock-based awards with both performance and service-based vesting using an accelerated attribution method, once the performance conditions are considered probable of being achieved, using management’s best estimates.
The fair value of each share option is estimated on the date of grant using the Black-Scholes option pricing model, which requires inputs based on certain subjective assumptions, including:

•
Fair Value of Common Stock
- Because there is no public market for the Company’s common shares, the Company has determined the fair value of the Company’s common stock based on the independent third-party appraisals. The fair value of the Company’s common stock has been determined using a market approach to estimate the Company’s enterprise value and applies a hybrid method for allocation of equity value to different classes of equity. The hybrid method is a combination of an option pricing method (“OPM”) and a probability-weighted expected return method (“PWERM”) that contemplated the Company’s financial position and historical financial performance, the status of development of the Company’s programs, the current climate in the marketplace, the illiquid nature of the common stock, the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.

•
Estimated Volatility
—As a private company the Company lacks company-specific historical and implied volatility information for its shares, therefore, the Company estimates its expected share price volatility based on the historical volatility of publicly traded peer companies.

•
Expected Term
—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company uses the simplified method to determine the expected term for “plain-vanilla” options, which is based on the average of the time-to-vesting
and the contractual life of the options. For awards with both performance and service based vesting conditions, the expected term has been determined using management’s best estimate considering the characteristics of the award, contractual life, the timing of the expected achievement of the performance conditions, and the remaining time-based vesting period, if any. For nonemployees, the Company determines the life to be the contractual term of the option.

•
Risk Free Interest Rate
—The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.

•
Dividend Yield
—The Company has used an expected dividend yield of zero based on the fact that it has never paid cash dividends on its ordinary shares and does not expect to pay any cash dividends in the future.

The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step
process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability. As of December 31, 2025 and 2024, the Company had not accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statements of operations.
The rules dealing with U.S. federal, state and local income taxation are constantly under review by persons involved in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Changes to tax laws (which changes may have retroactive application) could adversely affect the Company’s stockholders or the Company. The Company assesses the impact of various tax reform proposals and modifications to existing tax treaties in all jurisdictions where the Company has operations to determine the potential effect on its business and any assumptions the Company has made about its future taxable income. The Company cannot predict whether any specific proposals will be enacted, the terms of any such proposals or what effect, if any, such proposals would have on its business if they were to be enacted.
Net Loss Per Share
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class
method required for companies with participating securities. The Company’s
Preferred Stock (as defined below) is considered to be a participating security as the holders are entitled to receive dividends at a dividend rate payable in preference and priority to the holders of common stock. The two-class
method determines net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. There is no allocation required under the two-class
method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.
Under the
two-class
method, basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share attributable to common stockholders is computed by (i) adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities and (ii) dividing the diluted net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For purposes of this calculation, Preferred Stock, preferred stock warrants, and stock options to purchase common stock are considered potential dilutive common shares.
The Company has generated a net loss for each of the periods presented. Accordingly, basic and diluted net loss per share attributable to common stockholders are the same because the inclusion of the potentially dilutive securities would be anti-dilutive.
Other Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. Other comprehensive loss consists of unrealized gains (losses) on marketable securities.
Recently Adopted Accounting Pronouncements
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvement to Income Tax Disclosures
(“ASU
2023-09”),
to enhance the transparency and decision usefulness of income tax disclosures. ASU
2023-09
became effective for annual periods beginning after December 15, 2024 on a prospective basis for public business entities. For all other entities, the ASU is effective for annual periods beginning after December 15, 2025 on a prospective basis. Early adoption and retrospective application in all prior periods presented is permitted. The Company has early adopted and applied the pronouncement on a retrospective basis. The adoption of ASU
2023-09
did not result in a material impact to the consolidated financial statements and related disclosures.
Recently Issued Accounting Standards Not Yet Adopted
In November 2024, the FASB issued ASU
2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses
(“ASU
2024-03”)
,
which requires public business entities to disclose specified information about certain costs and expenses on an interim and annual basis. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that adoption of ASU
2024-03
will have on our financial statement disclosures.